Financial Instruments - Additional Information (Detail) - Fair value [member] € in Millions	Jun. 30, 2019 EUR (€)
Constellium N.V. senior unsecured notes (Issued May 2014) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	102.00%
Senior Notes issued	€ 664
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	104.00%
Senior Notes issued	€ 596
Constellium N.V. EUR and USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	103.00%
Senior Notes issued	€ 866